Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Accounts and notes receivable, allowance	$ 2,079	$ 1,082
Accumulated depreciation	$ 360,722	$ 337,301
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	52,129,395	51,596,360
Common stock, shares outstanding	44,953,620	44,562,122
Treasury stock, shares	7,175,775	7,034,238